                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4533

                      (Investment Company Act File Number)

               Federated Municipal High Yield Advantage Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Fiscal year ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund, Inc.

Established 1987

(formerly, Federated Municipal Opportunities Fund, Inc.)

18TH ANNUAL SHAREHOLDER REPORT

August 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.55		$9.73	$9.91		$9.78	$10.22
Income From Investment Operations:
Net investment income	0.55		0.56	0.55	[1]	0.55	0.56
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.17		(0.18)	(0.19	) [1]	0.15	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.72		0.38	0.36		0.70	0.12
Less Distributions:
Distributions from net investment income	(0.56)		(0.56)	(0.54)		(0.57)	(0.56)
Net Asset Value, End of Period	$9.71		$9.55	$9.73		$9.91	$ 9.78
Total Return [2]	7.77%		4.06%	3.79%		7.48%	1.37%

Ratios to Average Net Assets:
Expenses	1.06%		1.07%	1.08%		1.09%	1.09%
Net investment income	5.71%		5.87%	5.68	% [1]	5.69%	5.74%
Expense waiver/reimbursement [3]	0.00	% [4]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$136,812		$117,435	$111,642		$106,555	$92,883
Portfolio turnover	22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.54		$9.73	$9.90		$9.77	$10.22
Income From Investment Operations:
Net investment income	0.48		0.49	0.47	[1]	0.47	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.18		(0.19)	(0.17	) [1]	0.16	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.66		0.30	0.30		0.63	0.04
Less Distributions:
TOTAL DISTRIBUTIONS FROM NET REALIZED GAIN ON INVESTMENTS	(0.49)		(0.49)	(0.47)		(0.50)	(0.49)
Net Asset Value, End of Period	$9.71		$9.54	$9.73		$9.90	$ 9.77
Total Return [2]	7.07%		3.18%	3.11%		6.67%	0.51%

Ratios to Average Net Assets:
Expenses	1.81%		1.82%	1.83%		1.84%	1.84%
Net investment income	4.96%		5.12%	4.94	% [1]	4.94%	4.99%
Expense waiver/reimbursement [3]	0.00	% [4]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$120,205		$124,736	$107,348		$91,074	$71,512
Portfolio turnover	22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.54		$9.73	$9.90		$9.77	$10.22
Income From Investment Operations:
Net investment income	0.47		0.48	0.48	[1]	0.47	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.19		(0.18)	(0.18	) [1]	0.16	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.66		0.30	0.30		0.63	0.04
Less Distributions:
Distributions from net investment income	(0.49)		(0.49)	(0.47)		(0.50)	(0.49)
Net Asset Value, End of Period	$9.71		$9.54	$9.73		$9.90	$ 9.77
Total Return [2]	7.07%		3.17%	3.13%		6.66%	0.51%

Ratios to Average Net Assets:
Expenses	1.81%		1.82%	1.83%		1.84%	1.84%
Net investment income	4.96%		5.12%	4.93	% [1]	4.94%	4.99%
Expense waiver/reimbursement [3]	0.00	% [4]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$25,646		$14,083	$10,220		$10,953	$8,858
Portfolio turnover	22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.55		$9.73	$9.91		$9.78	$10.22
Income From Investment Operations:
Net investment income	0.55		0.57	0.55	[1]	0.55	0.56
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.17		(0.19)	(0.19	) [1]	0.15	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.72		0.38	0.36		0.70	0.12
Less Distributions:
Distributions from net investment income	(0.56)		(0.56)	(0.54)		(0.57)	(0.56)
Net Asset Value, End of Period	$9.71		$9.55	$9.73		$9.91	$ 9.78
Total Return [2]	7.77%		4.06%	3.79%		7.48%	1.37%

Ratios to Average Net Assets:
Expenses	1.06%		1.07%	1.08%		1.09%	1.09%
Net investment income	5.71%		5.87%	5.68	% [1]	5.69%	5.73%
Expense waiver/reimbursement [3]	0.00	% [4]	--	--		0.01%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$160,088		$167,097	$183,467		$197,154	$214,913
Portfolio turnover	22%		25%	35%		30%	18%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A, C, and F Shares) and (2) ongoing costs, including management fees (Class A, B, C, and F Shares), distribution (12b-1) fees (Class A, B, C, and F Shares), shareholder services fees (Class A, B, C, and F Shares) and other Fund expenses (Class A, B, C, and F Shares). The Fund did not pay or accrue the distribution (12b-1) fee for Class A and Class F Shares during the fiscal year ended August 31, 2004. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,004.70	$5.34
Class B	$1,000	$1,002.00	$9.11
Class C	$1,000	$1,002.00	$9.11
Class F	$1,000	$1,004.70	$5.34
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,019.81	$5.38
Class B	$1,000	$1,016.04	$9.17
Class C	$1,000	$1,016.04	$9.17
Class F	$1,000	$1,019.81	$5.38

1 Expenses are equal to the Federated Municipal High Yield Advantage Fund, Inc. Class A Shares', Class B Shares', Class C Shares', and Class F Shares' annualized expense ratios of 1.06%, 1.81%, 1.81%, and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total returns based on net asset value for the 12-month reporting period were 7.77% for the Class A Shares, 7.07% for the Class B Shares, 7.07% for the Class C Shares, and 7.77% for the Class F Shares. The total return consisted of 6.09% (Class A Shares), 5.29% (Class B Shares), 5.29% (Class C Shares), and 6.09% (Class F Shares) tax-exempt dividends, and 1.68% (Class A Shares), 1.78% (Class B Shares), 1.78% (Class C Shares), and 1.68% (Class F Shares) appreciation in net asset value of the shares. 1 The average total return of the Lipper High Yield Municipal Debt Funds Average (Average), a performance benchmark for the fund, was 7.43% during the 12-month reporting period. 2 The fund (Class A and Class F Shares) outperformed the Average in both total return and also income.

The fund's investment objective is to seek to provide a high level of current income which is generally exempt from the federal regular income tax. 3 To accomplish this objective the fund's investment strategy focused on: the selection of lower-quality securities; these securities typically have higher yields than investment-grade securities available in the market; 4 and the selection of intermediate- to long-maturity bonds that yield more than short-term bonds on an upward sloping yield curve (the "yield curve" shows the relative yield of similar securities with different maturities). The fund's strategy also focused on the effective duration of the fund's portfolio (which indicates the portfolio sensitivity to changes in interest rates). In addition, the fund's total return reflected actual cash flows, transaction cost and other expenses, which may not have been reflected in, or could otherwise differ from, the Average.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average. The broad-based securities market index for the fund, as disclosed in the fund's prospectus, is the Lehman Brothers Municipal Bond Index (LBMB). The total return for the LBMB was 7.11% during the 12-month reporting period. The LBMB is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB.

3 Income may be subject to the federal alternative minimum tax and state and local taxes.

4 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA"-rated municipal bonds and bonds of lower credit quality and similar maturity, tightened during the reporting period (meaning that the yield on lower-rated debt improved to a greater extent, or declined to a lesser extent, than for higher-rated debt). Municipal Market Data (MMD) reported that credit spreads between "BBB"-rated general obligation bonds and "AAA"-rated general obligation bonds tightened by 16 basis points to 28 basis points. Lower-quality bonds, which constituted a large percentage of the fund's holdings, performed well which benefited the fund's performance. There were specific holdings within the fund's lower-quality holdings that did hurt the fund's performance. These included bonds guaranteed by Delta Airlines, three multifamily housing bonds and continuing care retirement center bonds. The Delta Airlines bonds had the most adverse impact on the fund's performance.

YIELD CURVE AND MATURITY

During the reporting period, the municipal bond market was characterized by a generally falling and flattening, although still upward sloping, yield curve. MMD reported that rates on "AAA"-rated general obligation bonds with maturities of four years or less rose by 2 basis points to 43 basis points, while similar bonds with maturities of five years and longer saw yields fall by up to 50 basis points. The overall effect was that longer-maturity, lower-rated bonds tended to outperform shorter-maturity, higher-rated bonds. The fund's performance, therefore, benefited from its concentration in municipal bonds in the intermediate (generally five- to ten-year range) and long-term (generally ten years or longer) parts of the yield curve.

DURATION 5

The fund's dollar-weighted average duration at the end of the reporting period was 6.8 years. Duration management is a significant component of the fund's investment strategy. As interest rates were expected to rise during the reporting period, the fund hedged the portfolio (adjusted the duration shorter) using forward-settling municipal interest rate swaps and Treasury futures contracts. The fund's use of these instruments, however, hurt the fund's performance relative to the Average because these instruments did not perform as well because longer-term and intermediate-term municipal interest rates declined over the reporting period.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	2.92%
5 Years	3.91%
Start of Performance (8/5/1996)	4.15%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	1.57%
5 Years	3.76%
Start of Performance (8/5/1996)	3.97%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	4.97%
5 Years	3.88%
Start of Performance (8/5/1996)	3.83%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2004
1 Year	5.66%
5 Years	4.66%
10 Years	4.83%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	6.0%	Aaa	7.1%
AA	3.2%	Aa	1.9%
A	7.9%	A	6.2%
BBB	14.8%	Baa	15.3%
BB	5.8%	Ba	5.1%
B	2.3%	B	1.2%
CCC	1.1%	Caa	1.2%
Not rated by S&P	58.9%	Not rated by Moody's	62.0%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Each table depicts the long-term, credit-quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 48.7% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.9%
		Alaska--0.3%
$1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	NR		$1,204,243
		Arizona--1.4%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	BBB/NR		520,845
4,985,000		Gilbert, AZ IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		5,658,324
		TOTAL			6,179,169
		Arkansas--0.5%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3		2,178,840
		California--6.1%
3,000,000	[2,3]	California State, Economic Recovery Revenue Bonds (Series 929), 8.94% (California State Fiscal Recovery Fund), 7/1/2013	NR/Aa3		3,784,320
4,595,000		California State, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011	AAA/Aaa		5,038,647
1,405,000		California State, UT GO Bonds, 5.00% (PRF), 6/1/2011	AAA/Aaa		1,572,940
4,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	A/A3		4,614,905
1,330,000	[2,3]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR		1,304,225
1,000,000	[2,3]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR		1,017,200
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	BBB/Baa3		4,216,120
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3		2,641,092
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa3		$791,730
1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	B-/Caa2		860,910
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		327,261
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR		1,025,730
		TOTAL			27,195,080
		Colorado--5.0%
1,500,000		Aspen Grove, CO, Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,572,585
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(PRF)/(Original Issue Yield: 8.00%), 8/15/2011	AAA/NR		1,905,045
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.40%), 3/1/2022	NR/NA		1,034,690
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.50%), 3/1/2032	NR/Ba2		514,380
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR/Ba1		1,047,390
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(Original Issue Yield: 7.75%), 12/1/2033	NR		769,204
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/ (Original Issue Yield: 7.375%), 11/1/2028	BB+/NR		806,416
845,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	NR/Aa2		851,887
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR		1,033,130
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (PRF), 12/1/2010	AAA/NR		751,134
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--continued
$5,000,000	[2,3]	Denver, CO, City & County Airport Authority, RITES (Series PA-1186), 12.0976% (AMBAC INS), 5/15/2008	NR		$6,636,550
500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB/Baa3		508,905
1,000,000		Maher Ranch, CO, Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	NR		1,050,090
1,500,000		Southlands, CO, Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue Yield: 7.18%), 12/1/2034	NR		1,497,915
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	NR		2,063,480
		TOTAL			22,042,801
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	BBB-/Baa3		1,135,080
		District of Columbia--3.4%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA/Aaa		14,913,500
		Florida--8.3%
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	NR		2,055,280
6,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		7,185,720
1,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,161,250
1,200,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	NR		1,215,984
5,375,000	[2,3]	Florida State Department of Environmental Protection, RITES (PA-967), 8.67541% (FSA INS), 7/1/2013	NR		6,491,172
1,715,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR		1,743,709
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A/A2		1,067,740
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,000,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	NR		$1,015,290
385,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa		387,587
2,000,000		Lee County, FL, IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	NR		2,046,000
955,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR		1,008,193
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba2		1,035,030
700,000	[2,3]	Miami Beach, FL, Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	BB/Ba2		726,138
500,000		Miami, FL, Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024	A/A2		497,470
1,000,000		Midtown Miami, FL, Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	NR		1,024,300
1,460,000	[2]	Orange County, FL, HFA, MFH Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,171,723
990,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR		1,051,697
600,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	NR		610,446
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	NR		1,072,870
1,200,000		South Lake County, FL, Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	NR/Baa3		1,258,272
2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		1,910,220
790,000		Verandah West, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		825,439
		TOTAL			36,561,530
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Georgia--2.0%
$2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR		$2,089,300
4,045,000		Augusta, GA, HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,052,564
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.45%), 10/1/2028	AAA/NR		2,068,368
750,000		Fulton County, GA, Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	NR		754,447
		TOTAL			8,964,679
		Hawaii--0.6%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,041,070
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	NR		1,011,450
470,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	B/Caa2		396,078
		TOTAL			2,448,598
		Idaho--0.5%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,934,940
320,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA/NR		320,618
		TOTAL			2,255,558
		Illinois--0.0%
130,000		Chicago, IL, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR/Aaa		131,111
		Indiana--2.0%
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		963,490
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-/NR		3,059,490
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--continued
$2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/ (Original Issue Yield: 5.802%), 5/15/2028	NR		$1,761,860
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2		2,062,920
1,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		919,590
		TOTAL			8,767,350
		Iowa--0.4%
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB/NR		1,878,213
		Kansas--1.1%
1,275,000	[2]	Kansas Development Finance Authority, MFH Revenue Bonds, (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,066,486
50,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR		49,525
1,625,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,601,210
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		1,091,800
870,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program COL), 6/1/2029	NR/Aaa		897,057
		TOTAL			4,706,078
		Kentucky--1.3%
2,500,000		Kenton County, KY, Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	CC/Ca		1,698,100
2,000,000		Kentucky, Economic Development Finance Authority, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-/NR		1,860,420
2,000,000		Kentucky, Economic Development Finance Authority, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/ (Original Issue Yield: 6.97%), 10/1/2028	NR		2,106,100
		TOTAL			5,664,620
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--4.6%
$3,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		$3,082,170
2,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Housing Bond Anticipation Notes, 6.25% (Kingston Point), 7/1/2005	NR		1,999,980
1,980,000	[2,3]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/ (Original Issue Yield: 8.75%), 12/1/2030	NR		1,592,514
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.542%), 6/1/2021	A-/Baa1		5,760,723
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.04%), 12/1/2022	A-/Baa1		3,694,786
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		2,003,240
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+/Ba1		2,038,780
		TOTAL			20,172,193
		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond (Series A), 7.50% (Piper Shores), 1/1/2019	NR		1,055,790
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores), 1/1/2029	NR		1,044,520
		TOTAL			2,100,310
		Maryland--0.4%
2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		1,996,260
		Massachusetts--2.7%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB/Baa3		1,997,240
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR		2,305,020
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR		1,045,810
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,305,000	[2,3]	Massachusetts Water Resources Authority, RITES (PA-999-R-A), 9.18341%, 8/1/2014	NR		$1,666,080
500,000	[2,3]	Massachusetts Water Resources Authority, RITES (PA 999-R-B), 9.18341%, 8/1/2015	NR		632,390
1,715,000	[2,3]	Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.18341%, 8/1/2019	NR		2,128,829
1,805,000	[2,3]	Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.18341%, 8/1/2020	NR		2,216,666
		TOTAL			11,992,035
		Michigan--0.2%
1,000,000		Delta County, MI, Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.), 4/15/2023	BBB/Baa2		1,048,910
		Minnesota--4.6%
4,000,000		Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	A-/A2		4,641,200
10,000		Dakota County, MN, Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009	AAA/NR		10,021
3,000,000		Duluth, MN, EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028	A-/NR		3,016,350
2,000,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	NR/A3		2,185,000
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	NR		508,245
5,530,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds ( Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB/Ba2		5,592,434
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	NR		1,031,060
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	NR		1,989,560
1,500,000		St. Paul, MN, Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	NR		1,520,640
		TOTAL			20,494,510
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Mississippi--0.6%
$2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB/Ba1		$2,510,625
		Missouri--0.9%
2,445,000	[2]	Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		2,257,860
1,000,000		St. Joseph, MO, IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	NR		1,046,930
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+/NR		515,715
		TOTAL			3,820,505
		Multi State--2.2%
9,015,000	[2,3]	Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 11.991%, 1/1/2032	NR		9,805,255
		Nevada--1.0%
1,000,000		Clark County, NV, Improvement District, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Special Improvement District No. 142 (Mountain's Edge))/(Original Issue Yield: 6.40%), 8/1/2023	NR		1,031,340
985,000		Clark County, NV, Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 (Summerlin South Area))/(Original Issue Yield: 6.92%), 2/1/2021	NR		1,017,406
1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,766,484
500,000		Las Vegas, NV, Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 6.00%, 6/1/2019	NR		515,345
		TOTAL			4,330,575
		New Jersey--3.7%
4,465,000	[2,3]	New Jersey EDA, RITES (PA-1203), 8.67541% (FGIC INS), 6/15/2011	NR		5,434,843
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR		2,043,000
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		1,343,662
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Jersey--continued
$1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		$1,393,652
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	B/Caa2		798,910
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	B+/NR		380,400
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3		2,104,820
3,000,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%), 6/1/2039	BBB/Baa3		2,796,480
		TOTAL			16,295,767
		New Mexico--1.9%
850,000		Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/ (SunAmerica, Inc. GTD), 12/1/2021	NR		865,801
2,565,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR		2,485,408
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	BBB/Baa2		2,110,020
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Ba1		2,056,200
1,000,000	[2,3]	Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana Pueblo Project), 7/1/2015	NR		1,028,080
		TOTAL			8,545,509
		New York--7.5%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		2,490,000
115,000		Dutchess County, NY, IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR		113,868
1,000,000		Dutchess County, NY, IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR		990,160
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.16393% (MBIA Insurance Corp. INS), 1/1/2010	NR		6,196,650
635,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3		700,488
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$1,500,000		New York City, NY, IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	BB+/Ba2		$1,484,970
2,000,000		New York City, NY, GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A/A2		2,124,240
2,800,000	[2,3]	New York City, NY, RITES (PA-1075), 11.22213%, 6/1/2018	A/NR		3,432,772
1,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2022	A/A2		1,031,930
5,000,000		New York City, NY, UT GO Bonds (Series A), 5.50%, 8/1/2022	A/A2		5,422,950
1,500,000		New York State Dormitory Authority, Revenue Bonds (Series 2000C), 6.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	BB/Ba1		1,506,405
5,250,000	[2,3]	Tobacco Settlement Financing Corp., NY, RITES (PA-1230), 8.68426% (New York State), 6/1/2016	AA-/NR		6,332,865
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	AA-/Aa3		1,568,160
		TOTAL			33,395,458
		North Carolina--0.6%
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	NR		512,845
1,965,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		2,025,424
		TOTAL			2,538,269
		Ohio--2.7%
1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR		1,587,915
500,000		Franklin County, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	BBB/NR		533,715
1,680,000	[2]	Franklin County, OH, MFH Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,161,938
2,500,000	[2,3]	Lorain County, OH, RITES (PA-894R-A), 9.41393% (Catholic Healthcare Partners), 10/1/2012	NR		3,090,250
2,500,000	[2,3]	Lorain County, OH, RITES (PA-894R-B), 9.41393% (Catholic Healthcare Partners), 10/1/2013	NR		3,047,525
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB-/Baa2		$1,514,205
450,000	[2,3]	Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	NR		455,481
375,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	NR		379,185
		TOTAL			11,770,214
		Oklahoma--1.0%
4,585,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB/NR		4,624,339
		Oregon--1.6%
2,960,000	[2,3]	Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267A), 8.640988% (Providence Health System), 4/1/2012	NR		3,476,638
2,040,000	[2,3]	Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267B), 9.14098% (Providence Health System), 4/1/2012	NR		2,486,393
1,000,000		Yamhill County, OR, Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	NR		998,100
		TOTAL			6,961,131
		Pennsylvania--8.0%
1,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		1,263,793
4,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2		5,123,970
620,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		466,922
2,000,000	[2,3]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/ (Original Issue Yield: 6.75%), 9/1/2024	NR		1,865,100
1,500,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR		1,457,730
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Bucks County, PA, IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		$934,160
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,474,230
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2		2,141,200
2,000,000		Cumberland County, PA, Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		2,021,300
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,032,060
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR		991,240
2,000,000		Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		2,051,000
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		500,455
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		2,015,400
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		1,531,800
7,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB/Baa2		7,745,625
960,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College)/(PRF), 5/15/2006	NR		1,061,875
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (PRF)/(Original Issue Yield: 7.35%), 9/1/2011	NR		1,840,215
		TOTAL			35,518,075
		Puerto Rico--0.6%
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.15246% (AMBAC INS), 1/1/2010	NR		1,320,540
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.15246% (AMBAC INS), 1/1/2011	NR		1,330,270
		TOTAL			2,650,810
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--0.2%
$1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(Original Issue Yield: 6.70%), 8/15/2032	BBB/Baa2		$1,050,760
		South Carolina--1.3%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B)/(Original Issue Yield: 5.80%), 1/1/2025	B-/NR		839,520
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A)/(Original Issue Yield: 5.85%), 1/1/2034	B-/NR		1,062,687
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,285,485
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health Alliance)/(PRF)/(Original Issue Yield: 7.55%), 12/15/2010	NR		1,867,830
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	BBB/Baa3		900,960
		TOTAL			5,956,482
		South Dakota--0.4%
2,000,000		Minnehaha County, SD, Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	NR		1,955,560
		Tennessee--3.1%
3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR/Baa2		3,550,770
1,000,000		Knox County, TN, Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa3		966,380
2,300,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/ (PRF)/(Original Issue Yield: 8.50%), 4/1/2006	NR/#Aaa		2,527,079
5,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/ (PRF)/ (Original Issue Yield: 8.875%), 4/1/2006	NR/#Aaa		5,623,200
1,000,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		1,028,250
		TOTAL			13,695,679
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--7.8%
$2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		$1,940,860
800,000		Abilene, TX, Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR		856,520
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-/Baa3		1,052,710
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2		1,117,910
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy)/(Original Issue Yield: 6.77%), 10/1/2038	BBB/Baa2		1,052,970
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy), 4/1/2033	BBB/Baa2		1,169,060
3,000,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		3,100,500
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (CenterPoint Energy, Inc.), 12/1/2018	BBB-/Ba2		1,091,160
2,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	CC/Ca		641,100
4,000,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	NR		3,978,400
1,500,000		El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR		1,590,210
500,000		Gulf Coast, TX, Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB/Baa3		533,015
1,000,000		Houston, TX, Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	B-/Caa2		792,270
1,000,000		Houston, TX, HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/(Original Issue Yield: 7.20%), 2/15/2034	NR		1,032,360
1,000,000		Mesquite, TX, Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-/NR		1,049,810
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		$2,076,000
4,200,000		North Central, TX,Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,001,298
250,000		Port of Corpus Christi, TX, IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB/Baa3		256,068
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		966,030
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		888,930
2,000,000		Tarrant County, TX, Housing Finance Corp., MFH Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR		1,980,000
2,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/ (Original Issue Yield: 8.365%), 3/1/2032	CCC/NR		1,713,060
1,485,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	CC/NR		787,050
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR/Baa3		1,069,830
		TOTAL			34,737,121
		Virginia--2.4%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		673,036
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		989,940
2,000,000		Henrico County, VA, EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	NR		2,046,600
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,571,910
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BB/NR		2,835,675
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B)/(Original Issue Yield: 5.90%), 8/15/2029	BB/NR		2,428,000
		TOTAL			10,545,161
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--0.4%
$1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR		$842,070
1,000,000		Skagit County, WA, Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	NR/Baa3		1,008,710
		TOTAL			1,850,780
		Wisconsin--2.5%
1,000,000		Racine, WI, Solid Waste Disposal, Revenue Bonds, 3.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2009	BBB+/NR		987,520
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		1,120,163
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare), 5/1/2026	NR		1,040,430
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare), 5/1/2032	NR		919,415
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	NR		731,018
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,929,160
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		1,168,963
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,692,674
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR		503,025
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		903,140
		TOTAL			10,995,508
		Wyoming--0.3%
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	NR		1,517,655
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $419,307,927)			429,101,906
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.7%
		Georgia--0.3%
$1,100,000		Floyd County, GA, Pollution Control Revenue Bonds (First Series 1996) Daily VRDNs (Georgia Power Co.)	A/A2		$1,100,000
		Pennsylvania--0.6%
2,435,000		Lancaster County, PA, Hospital Authority (Series 1996) Weekly VRDNs (Masonic Homes)	NR/Baa1		2,435,000
		Texas--0.8%
3,750,000		Harris County, TX, HFDC (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		3,750,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $7,285,000)			7,285,000
		OTHER--0.9%
1,500,000	[2,3]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	NR/Baa1		1,727,820
2,000,000	[2,3]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	NR		2,270,360
		TOTAL OTHER (IDENTIFIED COST $3,500,000)			3,998,180
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $430,092,927) [4]			440,385,086
		OTHER ASSETS AND LIABILITIES - NET--0.5%			2,365,387
		TOTAL NET ASSETS--100%			$442,750,473

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.2% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $95,501,903 which represents 21.6% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At August 31, 2004, these securities amounted to $89,843,896 which represents 20.3% of total net assets.

4 The cost of investments for federal tax purposes amounts to $429,922,215.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FLOATs	--Puttable Floating Option Tax-Exempt Receipts
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $430,092,927)		$440,385,086
Cash		3,565
Income receivable		7,927,268
Receivable for investments sold		155,000
Receivable for shares sold		752,272
TOTAL ASSETS		449,223,191
Liabilities:
Payable for investments purchased	$5,438,912
Payable for shares redeemed	613,331
Payable for daily variation margin	183,060
Payable for distribution services fee (Note 5)	92,352
Payable for shareholder services fee (Note 5)	93,210
Accrued expenses	51,853
TOTAL LIABILITIES		6,472,718
Net assets for 45,594,344 shares outstanding		$442,750,473
Net Assets Consist of:
Paid-in capital		$479,917,696
Net unrealized appreciation of investments and futures contracts		10,334,688
Accumulated net realized loss on investments, futures contracts and swap contracts		(48,775,165)
Undistributed net investment income		1,273,254
TOTAL NET ASSETS		$442,750,473

Statement of Assets and Liabilities-continued

August 31, 2004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($136,811,729 ÷ 14,086,239 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.71
Offering price per share (100/95.50 of $9.71) [1]	$10.17
Redemption proceeds per share	$9.71
Class B Shares:
Net asset value per share ($120,205,253 ÷ 12,383,231 shares outstanding),$0.001 par value, 500,000,000 shares authorized	$9.71
Offering price per share	$9.71
Redemption proceeds per share (94.50/100 of $9.71) [1]	$9.18
Class C Shares:
Net asset value per share ($25,645,583 ÷ 2,641,818 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.71
Offering price per share (100/99.00 of $9.71) [1]	$9.81
Redemption proceeds per share (99.00/100 of $9.71) [1]	$9.61
Class F Shares:
Net asset value per share ($160,087,908 ÷ 16,483,056 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.71
Offering price per share (100/99.00 of $9.71) [1]	$9.81
Redemption proceeds per share (99.00/100 of $9.71) [1]	$9.61

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest		$29,689,952
Expenses:
Investment adviser fee (Note 5)	$2,630,005
Administrative personnel and services fee (Note 5)	347,255
Custodian fees	19,699
Transfer and dividend disbursing agent fees and expenses (Note 5)	212,762
Directors'/Trustees' fees	13,208
Auditing fees	17,876
Legal fees	6,255
Portfolio accounting fees (Note 5)	146,427
Distribution services fee--Class B Shares (Note 5)	941,114
Distribution services fee--Class C Shares (Note 5)	151,410
Shareholder services fee--Class A Shares (Note 5)	319,695
Shareholder services fee--Class B Shares (Note 5)	313,705
Shareholder services fee--Class C Shares (Note 5)	50,470
Shareholder services fee--Class F Shares (Note 5)	411,966
Share registration costs	82,437
Printing and postage	48,512
Insurance premiums	9,714
Taxes	33,056
Miscellaneous	7,421
TOTAL EXPENSES	5,762,987
Waiver (Note 5):
Waiver of administrative personnel and services fee	(13,955)
Net expenses		5,749,032
Net investment income		23,940,920
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments		(4,018,110)
Net realized loss on swap contracts		(3,096,383)
Net realized loss on futures contracts		(1,978,645)
Net change in unrealized appreciation of investments and futures contracts		16,458,890
Net realized and unrealized gain on investments, futures contracts and swap contracts		7,365,752
Change in net assets resulting from operations		$31,306,672

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,940,920	$23,717,754
Net realized loss on investments, futures contracts and swap contracts	(9,093,138)	(2,382,332)
Net change in unrealized appreciation/depreciation of investments and futures contracts	16,458,890	(5,916,095)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,306,672	15,419,327
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,406,905)	(6,788,515)
Class B Shares	(6,353,710)	(5,990,071)
Class C Shares	(1,013,997)	(576,157)
Class F Shares	(9,586,790)	(10,211,668)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,361,402)	(23,566,411)
Share Transactions:
Proceeds from sale of shares	80,033,469	84,659,633
Net asset value of shares issued to shareholders in payment of distributions declared	14,045,160	12,791,100
Cost of shares redeemed	(81,624,180)	(78,629,480)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,454,449	18,821,253
Change in net assets	19,399,719	10,674,169
Net Assets:
Beginning of period	423,350,754	412,676,585
End of period (including undistributed net investment income of $1,273,254 and $1,563,510, respectively)	$442,750,473	$423,350,754

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Municipal High Yield Advantage Fund, Inc. (formerly, Federated Municipal Opportunities Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A, Class B, Class C, and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2004, the Fund had a realized loss on swap contracts of $3,096,383.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended August 31, 2004, the Fund had realized losses on futures contracts of $1,978,645.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2004	270 U.S. Treasury Note 10-Year Futures	Short	$42,529

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, including securities purchased under Rule 144A that have not been deemed liquid by the Directors, for each security held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,969,900
California State, Economic Recovery Revenue Bonds (Series 929), 8.94% (California State Fiscal Recovery Fund), 7/1/2013	5/11/2004	$3,448,950
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	6/7/1999	$1,330,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$1,000,000
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	4/23/2002 - 10/7/2002	$6,060,000
Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	5/9/2003	$1,000,000
Denver, CO, City & County Airport Authority, RITES (Series PA-1186), 12.0976% (AMBAC INS), 5/15/2008	8/13/2003	$6,414,250
Florida State Department of Environmental Protection, RITES (PA-967), 8.67541% (FSA INS), 7/1/2013	2/6/2002	$5,901,643
Franklin County, OH, MFH Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	11/20/1998	$1,680,000
Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	$2,445,000
Kansas Development Finance Authority, MFH Revenue Bonds, (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	10/19/1998	$1,275,000
Lorain County, OH, RITES (PA-894R-A), 9.41393% (Catholic Healthcare Partners), 10/1/2012	8/29/2001	$2,912,600
Lorain County, OH, RITES (PA-894R-B), 9.41393% (Catholic Healthcare Partners), 10/1/2013	8/29/2001	$2,869,100
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	8/30/2000	$1,953,428
Massachusetts Water Resources Authority, RITES (PA-999-R-A), 9.18341%, 8/1/2014	3/25/2002	$1,466,533
Massachusetts Water Resources Authority, RITES (PA 999-R-B), 9.18341%, 8/1/2015	3/25/2002	$ 554,150
Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.18341%, 8/1/2019	3/25/2002	$1,817,351
Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.18341%, 8/1/2020	3/25/2002	$1,900,268
Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.16393% (MBIA Insurance Corp. INS), 1/1/2010	6/25/2002	$ 5,627,600
Miami Beach, FL, Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/ (Original Issue Yield: 7.05%), 11/15/2029	4/26/2004	$ 675,248
Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267A), 8.640988% (Providence Health System), 4/1/2012	7/27/2004	$3,290,898
Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267B), 9.14098% (Providence Health System), 4/1/2012	7/27/2004	$2,329,292
New Jersey EDA, RITES (PA-1203), 8.67541% (FGIC INS), 6/15/2011	9/17/2003	$5,114,211
New York City, NY, RITES (PA-1075), 11.22213%, 6/1/2018	10/16/2002	$ 3,447,304
Security	Acquisition Date	Acquisition Cost
Orange County, FL, HFA, MFH Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	4/23/1999	$1,460,000
Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	2/11/2004	$ 450,000
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.15246% (AMBAC INS), 1/1/2010	3/3/1998	$1,128,337
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.15246% (AMBAC INS), 1/1/2011	3/3/1998	$1,127,896
Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana Pueblo Project), 7/1/2015	6/29/2004	$1,000,000
Tobacco Settlement Financing Corp., NY, RITES (PA-1230), 8.68426% (New York State), 6/1/2016	12/2/2003	$3,024,900

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended August 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,647,879	$35,444,755	3,425,757	$33,021,524
Shares issued to shareholders in payment of distributions declared	556,209	5,377,893	513,880	4,943,487
Shares redeemed	(2,415,498)	(23,377,043)	(3,113,807)	(29,931,486)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,788,590	$17,445,605	825,830	$8,033,525

Year Ended August 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,938,395	$18,820,868	3,830,526	$36,992,585
Shares issued to shareholders in payment of distributions declared	334,869	3,237,939	269,080	2,587,750
Shares redeemed	(2,958,378)	(28,612,171)	(2,066,612)	(19,860,489)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(685,114)	$(6,553,364)	2,032,994	$19,719,846

Year Ended August 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,712,878	$16,695,062	721,169	$6,967,509
Shares issued to shareholders in payment of distributions declared	67,904	656,448	31,128	299,414
Shares redeemed	(614,379)	(5,906,976)	(327,554)	(3,138,256)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,166,403	$11,444,534	424,743	$4,128,667

Year Ended August 31	2004		2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	938,640	$9,072,784	796,653	$7,678,015
Shares issued to shareholders in payment of distributions declared	493,600	4,772,880	515,683	4,960,449
Shares redeemed	(2,446,617)	(23,727,990)	(2,667,136)	(25,699,249)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,014,377)	$(9,882,326)	(1,354,800)	$(13,060,785)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,255,502	$12,454,449	1,928,767	$18,821,253

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(3,648,713)	$130,226	$3,518,487

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003, were as follows:

	2004	2003
Tax-exempt income	$24,361,402	$23,566,411

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,273,254
Unrealized appreciation	$10,462,871
Capital loss carryforward	$41,579,140

At August 31, 2004, the cost of investments for federal tax purposes was $429,922,215. The net unrealized appreciation of investments for federal tax purposes was $10,462,871. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,866,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,403,159.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed-income securities.

At August 31, 2004, the Fund had a capital loss carryforward of $41,579,140 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$24,259,223
2009	$ 4,968,940
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $7,324,209 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $279,834 and $53,466, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended August 31, 2004, Class A Shares and Class F Shares did not incur a distribution services fee.

Sales Charges

For the year ended August 31, 2004, FSC retained $46,954 in sales charges from the sale of Class A Shares. FSC also retained $11,124 of contingent deferred sales charges relating to redemptions of Class C Shares and $1,123 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $185,585, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $48,711, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended August 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $137,386,430 and $103,880,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 47.6% of its portfolio invested in lower-rated and comparable-quality unrated high-yield securities. Investments in higher-yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$107,819,016
Sales	$92,181,054

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 100.00% represents the portion of distributions from net investment income which is exempt from federal income tax, other than federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal High Yield Advantage Fund, Inc. (the "Fund," formerly, Federated Municipal Opportunities Fund, Inc.) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal High Yield Advantage Fund, Inc. as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
October 8, 2004

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: November 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: November 1998	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: November 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: November 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1987	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since May 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

G01091-01 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3)The registrant  hereby  undertakes to provide any person,  without  charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $16,984

                  Fiscal year ended 2003 - $16,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

          Amount requiring approval of the registrant's audit committee pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X, $0 and $0
          respectively.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

          Amount requiring approval of the registrant's audit committee pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X, $0 and $0
          respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

          Amount requiring approval of the registrant's audit committee pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X, $0 and $0
          respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser: Fiscal year ended 2004 - $263,840

                  Fiscal year ended 2003 - $200,614

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal High Yield Advantage Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004